Consolidated Statement of Financial Condition - USD ($) $ in Thousands	Sep. 30, 2024		Sep. 30, 2023
Assets
Non-controlled/non-affiliate company investments at fair value (amortized cost of $3,246,424 and $1,179,576, respectively)	$ 3,265,298	[1]	$ 1,178,633	[2],[3],[4]
Cash and cash equivalents	170,615		35,045
Foreign currencies (cost of $2,324 and $1,166, respectively)	2,620		919
Restricted cash and cash equivalents	16,408		14,758
Interest receivable	32,459		17,136
Receivable for investments sold	9,201		9,900
Deferred offering costs	2,775		3,435
Net unrealized appreciation on derivatives	12,624
Other assets	1,521		4,230
Total Assets	3,513,521		1,264,056
Liabilities
Debt	1,588,492		572,270
Less unamortized debt issuance costs	(18,999)		(6,190)
Debt less unamortized debt issuance costs	1,569,493		566,080
Interest payable	10,673		1,472
Distributions payable	15,135		5,488
Management and incentive fees payable	11,656		4,083
Payable for investments purchased	165,315		28,969
Accrued trustee fees	225		63
Net unrealized depreciation on derivatives	1,963
Accounts payable and accrued expenses	6,719		4,563
Total Liabilities	1,781,179		610,718
Net Assets
Common shares, par value $0.01 per share, unlimited shares authorized, 69,008,371.263 and 26,133,510.522 shares issued and outstanding as of September 30, 2024 and 2023, respectively.	690		261
Paid in capital in excess of par	1,727,522		652,789
Distributable earnings (losses)	4,130		288
Total Net Assets	1,732,342		653,338
Total Liabilities and Total Net Assets	$ 3,513,521		$ 1,264,056
Number of common shares outstanding (Class I) (in shares)	69,008,371.263		26,133,510.522
Common Class I
Net Assets
Total Net Assets	$ 1,666,227		$ 653,338
Number of common shares outstanding (Class I) (in shares)	66,374,648.607		26,133,510.522
Net asset value per common share (Class I) (in dollars per share)	$ 25.10		$ 25.00
Common Class S
Net Assets
Total Net Assets	$ 66,115
Number of common shares outstanding (Class I) (in shares)	2,633,722.656
Net asset value per common share (Class I) (in dollars per share)	$ 25.10		$ 25.17

[1]	The fair values of investments were valued using significant unobservable inputs, unless otherwise noted. See Note 6. Fair Value Measurements.
[2]	Equity investments are non-income producing securities, unless otherwise noted.
[3]	Ownership of certain equity investments occurs through a holding company or partnership.
[4]	The fair values of investments were valued using significant unobservable inputs, unless otherwise noted. See Note 6. Fair Value Measurements.